UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2010


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2010




[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
3RD QUARTER

USAA S&P 500 INDEX FUND
SEPTEMBER 30, 2010









                                                                      (Form N-Q)

48414-1110                                   (C)2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS                                                       1

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
            COMMON STOCKS (97.8%)

            CONSUMER DISCRETIONARY (10.3%)
            ------------------------------
            ADVERTISING (0.2%)
  125,600   Interpublic Group of Companies, Inc. *                    $    1,260
   81,829   Omnicom Group, Inc.                                            3,230
                                                                      ----------
                                                                           4,490
                                                                      ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
   80,996   Coach, Inc.                                                    3,479
   17,815   Polo Ralph Lauren Corp.                                        1,601
   24,463   VF Corp.                                                       1,982
                                                                      ----------
                                                                           7,062
                                                                      ----------
            APPAREL RETAIL (0.5%)
   24,477   Abercrombie & Fitch Co. "A"                                      962
  121,851   Gap, Inc.                                                      2,271
   69,737   Limited Brands, Inc.                                           1,868
   32,945   Ross Stores, Inc.                                              1,799
  111,505   TJX Companies, Inc.                                            4,977
   35,400   Urban Outfitters, Inc. (g)*                                    1,113
                                                                      ----------
                                                                          12,990
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.2%)
  184,187   Johnson Controls, Inc.                                         5,618
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.4%)
  943,410   Ford Motor Co. *                                              11,547
                                                                      ----------
            AUTOMOTIVE RETAIL (0.2%)
   17,448   AutoNation, Inc. (g)*                                            406
    7,899   AutoZone, Inc. *                                               1,808
   60,968   CarMax, Inc. *                                                 1,698
   37,100   O'Reilly Automotive, Inc. *                                    1,974
                                                                      ----------
                                                                           5,886
                                                                      ----------
            BROADCASTING (0.3%)
  190,693   CBS Corp. "B"                                                  3,024
   76,573   Discovery Communications, Inc. "A" *                           3,335
   25,920   Scripps Networks Interactive "A"                               1,233
                                                                      ----------
                                                                           7,592
                                                                      ----------
            CABLE & SATELLITE (1.0%)
  765,393   Comcast Corp. "A"                                             13,838
  236,813   DIRECTV "A" *                                                  9,859
   96,512   Time Warner Cable, Inc.                                        5,211
                                                                      ----------
                                                                          28,908
                                                                      ----------
            CASINOS & GAMING (0.1%)
   82,696   International Game Technology                                  1,195
   20,951   Wynn Resorts Ltd.                                              1,818
                                                                      ----------
                                                                           3,013
                                                                      ----------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
   93,250   Best Buy Co., Inc.                                             3,808
   44,000   GameStop Corp. "A" *                                             867
   37,414   RadioShack Corp.                                                 798
                                                                      ----------
                                                                           5,473
                                                                      ----------
            CONSUMER ELECTRONICS (0.0%)
   17,411   Harman International Industries, Inc. *                          582
                                                                      ----------
            DEPARTMENT STORES (0.4%)
   62,900   J.C. Penney Co., Inc.                                          1,710
   83,430   Kohl's Corp. *                                                 4,395
  118,671   Macy's, Inc.                                                   2,740

PORTFOLIO OF INVESTMENTS (continued)                                           2

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
   45,300   Nordstrom, Inc.                                           $    1,685
   13,018   Sears Holdings Corp. (g)*                                        939
                                                                      ----------
                                                                          11,469
                                                                      ----------
            DISTRIBUTORS (0.1%)
   43,400   Genuine Parts Co.                                              1,935
                                                                      ----------
            EDUCATION SERVICES (0.1%)
   35,781   Apollo Group, Inc. "A" *                                       1,837
   16,900   DeVry, Inc.                                                      832
                                                                      ----------
                                                                           2,669
                                                                      ----------
            FOOTWEAR (0.3%)
  105,747   NIKE, Inc. "B"                                                 8,475
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.5%)
   19,344   Big Lots, Inc. *                                                 643
   38,000   Family Dollar Stores, Inc.                                     1,678
  196,797   Target Corp.                                                  10,517
                                                                      ----------
                                                                          12,838
                                                                      ----------
            HOME FURNISHINGS (0.0%)
   42,796   Leggett & Platt, Inc.                                            974
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.8%)
  456,761   Home Depot, Inc.                                              14,470
  383,566   Lowe's Companies, Inc.                                         8,550
                                                                      ----------
                                                                          23,020
                                                                      ----------
            HOMEBUILDING (0.1%)
   70,449   D.R. Horton, Inc.                                                783
   38,562   Lennar Corp. "A"                                                 593
   92,350   Pulte Group, Inc. *                                              809
                                                                      ----------
                                                                           2,185
                                                                      ----------
            HOMEFURNISHING RETAIL (0.1%)
   72,959   Bed Bath & Beyond, Inc. *                                      3,167
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.4%)
  121,080   Carnival Corp.                                                 4,627
   78,395   Marriott International, Inc. "A"                               2,809
   53,739   Starwood Hotels & Resorts Worldwide, Inc.                      2,824
   47,262   Wyndham Worldwide Corp.                                        1,298
                                                                      ----------
                                                                          11,558
                                                                      ----------
            HOUSEHOLD APPLIANCES (0.2%)
   46,401   Stanley Black & Decker, Inc.                                   2,843
   20,193   Whirlpool Corp.                                                1,635
                                                                      ----------
                                                                           4,478
                                                                      ----------
            HOUSEWARES & SPECIALTIES (0.1%)
   42,967   Fortune Brands, Inc.                                           2,115
   73,100   Newell Rubbermaid, Inc.                                        1,302
                                                                      ----------
                                                                           3,417
                                                                      ----------
            INTERNET RETAIL (0.7%)
   96,757   Amazon.com, Inc. *                                            15,197
   56,053   Expedia, Inc.                                                  1,581
   13,242   Priceline.com, Inc. *                                          4,613
                                                                      ----------
                                                                          21,391
                                                                      ----------
            LEISURE PRODUCTS (0.1%)
   38,115   Hasbro, Inc.                                                   1,696
   99,300   Mattel, Inc.                                                   2,330
                                                                      ----------
                                                                           4,026
                                                                      ----------
            MOTORCYCLE MANUFACTURERS (0.1%)
   64,900   Harley-Davidson, Inc.                                          1,846
                                                                      ----------
            MOVIES & ENTERTAINMENT (1.4%)
  623,714   News Corp. "A"                                                 8,146
  309,572   Time Warner, Inc.                                              9,488
  164,944   Viacom, Inc. "B"                                               5,969
  522,745   Walt Disney Co.                                               17,308
                                                                      ----------
                                                                          40,911
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           3

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
            PHOTOGRAPHIC PRODUCTS (0.0%)
   75,400   Eastman Kodak Co. (g)*                                    $      317
                                                                      ----------
            PUBLISHING (0.2%)
   61,200   Gannett Co., Inc.                                                748
   83,532   McGraw-Hill Companies, Inc.                                    2,762
   10,000   Meredith Corp.                                                   333
   35,200   New York Times Co. "A" *                                         272
    1,767   Washington Post Co. "B"                                          706
                                                                      ----------
                                                                           4,821
                                                                      ----------
            RESTAURANTS (1.2%)
   39,155   Darden Restaurants, Inc.                                       1,675
  291,047   McDonald's Corp.                                              21,686
  199,674   Starbucks Corp.                                                5,108
  128,100   Yum! Brands, Inc.                                              5,900
                                                                      ----------
                                                                          34,369
                                                                      ----------
            SPECIALIZED CONSUMER SERVICES (0.0%)
   78,902   H&R Block, Inc.                                                1,022
                                                                      ----------
            SPECIALTY STORES (0.2%)
   71,700   Office Depot, Inc. *                                             330
  199,418   Staples, Inc.                                                  4,172
   33,600   Tiffany & Co.                                                  1,579
                                                                      ----------
                                                                           6,081
                                                                      ----------
            TIRES & RUBBER (0.0%)
   64,800   Goodyear Tire & Rubber Co. *                                     697
                                                                      ----------
            Total Consumer Discretionary                                 294,827
                                                                      ----------
            CONSUMER STAPLES (11.1%)
            ------------------------
            AGRICULTURAL PRODUCTS (0.2%)
  175,153   Archer-Daniels-Midland Co.                                     5,591
                                                                      ----------
            BREWERS (0.1%)
   42,300   Molson Coors Brewing Co. "B"                                   1,998
                                                                      ----------
            DISTILLERS & VINTNERS (0.1%)
   28,244   Brown-Forman Corp. "B" (g)                                     1,741
   48,025   Constellation Brands, Inc. "A" *                                 850
                                                                      ----------
                                                                           2,591
                                                                      ----------
            DRUG RETAIL (0.7%)
  370,106   CVS Caremark Corp.                                            11,647
  265,486   Walgreen Co.                                                   8,894
                                                                      ----------
                                                                          20,541
                                                                      ----------
            FOOD DISTRIBUTORS (0.1%)
  160,351   Sysco Corp.                                                    4,573
                                                                      ----------
            FOOD RETAIL (0.3%)
  175,045   Kroger Co.                                                     3,791
  106,689   Safeway, Inc.                                                  2,258
   55,425   SUPERVALU, Inc.                                                  639
   39,701   Whole Foods Market, Inc. *                                     1,473
                                                                      ----------
                                                                           8,161
                                                                      ----------
            HOUSEHOLD PRODUCTS (2.3%)
   37,374   Clorox Co.                                                     2,495
  132,584   Colgate-Palmolive Co.                                         10,190
  111,621   Kimberly-Clark Corp.                                           7,261
  776,635   Procter & Gamble Co.                                          46,575
                                                                      ----------
                                                                          66,521
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (1.3%)
  120,081   Costco Wholesale Corp.                                         7,744
  546,992   Wal-Mart Stores, Inc.(f)                                      29,275
                                                                      ----------
                                                                          37,019
                                                                      ----------
            PACKAGED FOODS & MEAT (1.6%)
   51,707   Campbell Soup Co.                                              1,849
  120,646   ConAgra Foods, Inc.                                            2,647
   48,600   Dean Foods Co. *                                                 496

PORTFOLIO OF INVESTMENTS (continued)                                           4

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
  176,466   General Mills, Inc.                                       $    6,448
   86,869   H.J. Heinz Co.                                                 4,115
   41,517   Hershey Co.                                                    1,976
   19,200   Hormel Foods Corp.                                               856
   33,102   J.M. Smucker Co.                                               2,004
   70,229   Kellogg Co.                                                    3,547
  479,886   Kraft Foods, Inc. "A"                                         14,809
   36,559   McCormick & Co., Inc.                                          1,537
   57,203   Mead Johnson Nutrition Co.                                     3,255
  177,219   Sara Lee Corp.                                                 2,380
   78,580   Tyson Foods, Inc. "A"                                          1,259
                                                                      ----------
                                                                          47,178
                                                                      ----------
            PERSONAL PRODUCTS (0.2%)
  117,513   Avon Products, Inc.                                            3,773
   31,294   Estee Lauder Companies, Inc. "A"                               1,979
                                                                      ----------
                                                                           5,752
                                                                      ----------
            SOFT DRINKS (2.5%)
  632,275   Coca-Cola Co.                                                 37,001
   88,701   Coca-Cola Enterprises, Inc.                                    2,750
   64,687   Dr Pepper Snapple Group, Inc.                                  2,298
  435,694   PepsiCo, Inc.                                                 28,947
                                                                      ----------
                                                                          70,996
                                                                      ----------
            TOBACCO (1.7%)
  570,475   Altria Group, Inc.                                            13,703
   42,493   Lorillard, Inc.                                                3,412
  501,082   Philip Morris International, Inc.                             28,071
   45,600   Reynolds American, Inc.                                        2,708
                                                                      ----------
                                                                          47,894
                                                                      ----------
            Total Consumer Staples                                       318,815
                                                                      ----------
            ENERGY (10.8%)
            --------------
            COAL & CONSUMABLE FUELS (0.2%)
   60,084   CONSOL Energy, Inc.                                            2,221
   29,480   Massey Energy Co.                                                914
   74,819   Peabody Energy Corp.                                           3,667
                                                                      ----------
                                                                           6,802
                                                                      ----------
            INTEGRATED OIL & GAS (6.5%)
  549,144   Chevron Corp.                                                 44,508
  407,004   ConocoPhillips                                                23,374
1,393,840   Exxon Mobil Corp. (f)                                         86,125
   79,705   Hess Corp.                                                     4,712
  192,197   Marathon Oil Corp.                                             6,362
   52,801   Murphy Oil Corp.                                               3,270
  221,837   Occidental Petroleum Corp.                                    17,370
                                                                      ----------
                                                                         185,721
                                                                      ----------
            OIL & GAS DRILLING (0.2%)
   19,100   Diamond Offshore Drilling, Inc. (g)                            1,295
   28,500   Helmerich & Payne, Inc.                                        1,153
   79,334   Nabors Industries Ltd. *                                       1,433
   33,700   Rowan Companies, Inc. *                                        1,023
                                                                      ----------
                                                                           4,904
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (1.6%)
  119,690   Baker Hughes, Inc.                                             5,099
   67,001   Cameron International Corp. *                                  2,878
   31,668   FMC Technologies, Inc. (g)*                                    2,163
  249,201   Halliburton Co.                                                8,241
  115,517   National Oilwell Varco, Inc.                                   5,137
  374,748   Schlumberger Ltd.                                             23,088
                                                                      ----------
                                                                          46,606
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.8%)
  135,936   Anadarko Petroleum Corp.                                       7,755
  100,030   Apache Corp.                                                   9,779
   26,950   Cabot Oil & Gas Corp.                                            811
  180,599   Chesapeake Energy Corp.                                        4,091
  106,791   Denbury Resources, Inc. *                                      1,697
  118,864   Devon Energy Corp.                                             7,695
   69,115   EOG Resources, Inc.                                            6,426
   39,056   EQT Corp.                                                      1,408

PORTFOLIO OF INVESTMENTS (continued)                                           5

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
   46,961   Noble Energy, Inc.                                        $    3,526
   32,546   Pioneer Natural Resources Co.                                  2,116
   46,500   QEP Resources, Inc.                                            1,402
   43,244   Range Resources Corp.                                          1,649
   95,302   Southwestern Energy Co. *                                      3,187
                                                                      ----------
                                                                          51,542
                                                                      ----------

            OIL & GAS REFINING & MARKETING (0.2%)
   33,888   Sunoco, Inc.                                                   1,237
   41,000   Tesoro Corp.                                                     548
  150,826   Valero Energy Corp.                                            2,641
                                                                      ----------
                                                                           4,426
                                                                      ----------

            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
  198,795   El Paso Corp.                                                  2,461
  174,700   Spectra Energy Corp.                                           3,939
  161,949   Williams Companies, Inc.                                       3,095
                                                                      ----------
                                                                           9,495
                                                                      ----------
            Total Energy                                                 309,496
                                                                      ----------

            FINANCIALS (15.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   70,060   Ameriprise Financial, Inc.                                     3,316
  332,407   Bank of New York Mellon Corp., Inc.                            8,686
   22,400   Federated Investors, Inc. "B"                                    510
   40,626   Franklin Resources, Inc.                                       4,343
  131,247   Invesco Ltd.                                                   2,786
   50,388   Janus Capital Group, Inc.                                        552
   40,591   Legg Mason, Inc.                                               1,230
   65,600   Northern Trust Corp. (c)                                       3,164
  138,498   State Street Corp.                                             5,216
   68,223   T. Rowe Price Group, Inc.                                      3,416
                                                                      ----------
                                                                          33,219
                                                                      ----------

            CONSUMER FINANCE (0.7%)
  286,217   American Express Co.                                          12,030
  124,121   Capital One Financial Corp.                                    4,909
  149,955   Discover Financial Services                                    2,501
  133,300   SLM Corp. *                                                    1,539
                                                                      ----------
                                                                          20,979
                                                                      ----------

            DIVERSIFIED BANKS (1.7%)
   46,977   Comerica, Inc.                                                 1,745
  523,533   U.S. Bancorp                                                  11,319
1,432,459   Wells Fargo & Co.                                             35,998
                                                                      ----------
                                                                          49,062
                                                                      ----------

            INSURANCE BROKERS (0.2%)
   75,325   Aon Corp.                                                      2,946
  149,679   Marsh & McLennan Companies, Inc.                               3,610
                                                                      ----------
                                                                           6,556
                                                                      ----------

            INVESTMENT BANKING & BROKERAGE (1.2%)
  276,033   Charles Schwab Corp.                                           3,837
   53,280   E*TRADE Financial Corp. *                                        775
  141,529   Goldman Sachs Group, Inc.                                     20,462
  381,469   Morgan Stanley                                                 9,414
                                                                      ----------
                                                                          34,488
                                                                      ----------

            LIFE & HEALTH INSURANCE (1.1%)
  129,309   AFLAC, Inc.                                                    6,687
   83,811   Lincoln National Corp.                                         2,005
  248,268   MetLife, Inc.                                                  9,546
   88,934   Principal Financial Group, Inc.                                2,305
  126,760   Prudential Financial, Inc.                                     6,868
   22,907   Torchmark Corp.                                                1,217
   90,400   Unum Group                                                     2,002
                                                                      ----------
                                                                          30,630
                                                                      ----------

            MULTI-LINE INSURANCE (0.4%)
   37,832   American International Group, Inc. (g)*                        1,479
   28,958   Assurant, Inc.                                                 1,179
  136,946   Genworth Financial, Inc. "A" *                                 1,674
  119,758   Hartford Financial Services Group, Inc.                        2,748
   84,996   Loews Corp.                                                    3,221
                                                                      ----------
                                                                          10,301
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           6

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
            MULTI-SECTOR HOLDINGS (0.0%)
   56,718   Leucadia National Corp. *                                 $    1,340
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.6%)
2,741,453   Bank of America Corp. (f)                                     35,941
6,501,743   Citigroup, Inc. (f)*                                          25,357
1,083,198   JPMorgan Chase & Co.                                          41,237
                                                                      ----------
                                                                         102,535
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (2.4%)
   92,021   ACE Ltd.                                                       5,360
  147,712   Allstate Corp.                                                 4,660
  473,579   Berkshire Hathaway, Inc. "B" *                                39,156
   86,342   Chubb Corp.                                                    4,921
   45,792   Cincinnati Financial Corp.                                     1,321
  183,737   Progressive Corp.                                              3,835
  128,507   Travelers Companies, Inc.                                      6,695
   91,600   XL Group PLC                                                   1,984
                                                                      ----------
                                                                          67,932
                                                                      ----------
            REAL ESTATE SERVICES (0.1%)
   80,358   CB Richard Ellis Group, Inc. "A" *                             1,469
                                                                      ----------
            REGIONAL BANKS (1.0%)
  188,300   BB&T Corp.                                                     4,534
  222,171   Fifth Third Bancorp                                            2,673
   63,604   First Horizon National Corp. (g)*                                726
  206,550   Huntington Bancshares, Inc.                                    1,171
  248,304   KeyCorp                                                        1,976
   22,700   M&T Bank Corp.                                                 1,857
  148,766   Marshall & Ilsley Corp.                                        1,047
  143,573   PNC Financial Services Group, Inc.                             7,453
  342,916   Regions Financial Corp.                                        2,493
  137,230   SunTrust Banks, Inc. (g)                                       3,545
   48,031   Zions Bancorp                                                  1,026
                                                                      ----------
                                                                          28,501
                                                                      ----------
            REITs - DIVERSIFIED (0.1%)
   43,246   Vornado Realty Trust                                           3,699
                                                                      ----------
            REITs - INDUSTRIAL (0.1%)
  125,285   ProLogis                                                       1,476
                                                                      ----------
            REITs - OFFICE (0.1%)
   37,400   Boston Properties, Inc.                                        3,109
                                                                      ----------
            REITs - RESIDENTIAL (0.2%)
   34,660   Apartment Investment & Management Co. "A"                        741
   23,104   AvalonBay Communities, Inc.                                    2,401
   76,686   Equity Residential Properties Trust                            3,648
                                                                      ----------
                                                                           6,790
                                                                      ----------
            REITs - RETAIL (0.3%)
  114,268   Kimco Realty Corp.                                             1,800
   79,669   Simon Property Group, Inc.                                     7,388
                                                                      ----------
                                                                           9,188
                                                                      ----------
            REITs - SPECIALIZED (0.6%)
   84,942   HCP, Inc.                                                      3,056
   35,377   Health Care REIT, Inc.                                         1,675
  181,732   Host Hotels & Resorts, Inc.                                    2,631
   45,600   Plum Creek Timber Co., Inc.                                    1,610
   38,298   Public Storage                                                 3,716
   43,390   Ventas, Inc.                                                   2,238
  145,123   Weyerhaeuser Co.                                               2,287
                                                                      ----------
                                                                          17,213
                                                                      ----------
            SPECIALIZED FINANCE (0.4%)
   18,581   CME Group, Inc.                                                4,839
   20,400   IntercontinentalExchange, Inc. *                               2,136
   53,100   Moody's Corp.                                                  1,327
   40,200   Nasdaq OMX Group, Inc. *                                         781
   72,137   NYSE Euronext                                                  2,061
                                                                      ----------
                                                                          11,144
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           7

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  144,002   Hudson City Bancorp, Inc.                                 $    1,765
  105,388   People's United Financial, Inc.                                1,380
                                                                      ----------
                                                                           3,145
                                                                      ----------
            Total Financials                                             442,776
                                                                      ----------
            HEALTH CARE (11.5%)
            -------------------
            BIOTECHNOLOGY (1.4%)
  263,389   Amgen, Inc. *                                                 14,515
   66,100   Biogen Idec, Inc. *                                            3,709
  126,481   Celgene Corp. *                                                7,287
   21,623   Cephalon, Inc. *                                               1,350
   69,503   Genzyme Corp. *                                                4,920
  229,136   Gilead Sciences, Inc. *                                        8,160
                                                                      ----------
                                                                          39,941
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.4%)
   78,970   AmerisourceBergen Corp.                                        2,421
   97,415   Cardinal Health, Inc.                                          3,219
   71,440   McKesson Corp.                                                 4,413
   27,600   Patterson Companies, Inc.                                        791
                                                                      ----------
                                                                          10,844
                                                                      ----------
            HEALTH CARE EQUIPMENT (1.6%)
  159,162   Baxter International, Inc.                                     7,594
   63,400   Becton, Dickinson & Co.                                        4,698
  406,176   Boston Scientific Corp. *                                      2,490
   25,011   C.R. Bard, Inc.                                                2,037
   60,835   Carefusion Corp. *                                             1,511
   45,742   Hospira, Inc. *                                                2,608
   10,642   Intuitive Surgical, Inc. *                                     3,019
  296,050   Medtronic, Inc.                                                9,941
   91,205   St. Jude Medical, Inc. *                                       3,588
   93,420   Stryker Corp.                                                  4,676
   33,300   Varian Medical Systems, Inc. *                                 2,015
   55,175   Zimmer Holdings, Inc. *                                        2,887
                                                                      ----------
                                                                          47,064
                                                                      ----------
            HEALTH CARE FACILITIES (0.0%)
  148,409   Tenet Healthcare Corp. *                                         701
                                                                      ----------
            HEALTH CARE SERVICES (0.7%)
   28,000   DaVita, Inc. *                                                 1,933
  147,336   Express Scripts, Inc. *                                        7,175
   27,453   Laboratory Corp. of America Holdings *                         2,153
  118,571   Medco Health Solutions, Inc. *                                 6,173
   39,296   Quest Diagnostics, Inc.                                        1,983
                                                                      ----------
                                                                          19,417
                                                                      ----------
            HEALTH CARE SUPPLIES (0.0%)
   40,000   DENTSPLY International, Inc.                                   1,279
                                                                      ----------
            HEALTH CARE TECHNOLOGY (0.1%)
   20,231   Cerner Corp. (g)*                                              1,699
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.4%)
   48,523   Life Technologies Corp. *                                      2,266
   32,900   PerkinElmer, Inc.                                                761
  112,085   Thermo Fisher Scientific, Inc. *                               5,367
   25,082   Waters Corp. *                                                 1,775
                                                                      ----------
                                                                          10,169
                                                                      ----------
            MANAGED HEALTH CARE (0.9%)
  114,177   Aetna, Inc.                                                    3,609
   75,856   CIGNA Corp.                                                    2,714
   40,880   Coventry Health Care, Inc. *                                     880
   45,276   Humana, Inc. *                                                 2,275
  306,576   UnitedHealth Group, Inc.                                      10,764
  109,221   WellPoint, Inc. *                                              6,186
                                                                      ----------
                                                                          26,428
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           8

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
            PHARMACEUTICALS (6.0%)
  421,383   Abbott Laboratories                                       $   22,013
   83,853   Allergan, Inc.                                                 5,579
  468,923   Bristol-Myers Squibb Co.                                      12,712
  279,456   Eli Lilly and Co.                                             10,209
   76,903   Forest Laboratories, Inc. *                                    2,379
  753,121   Johnson & Johnson                                             46,663
   65,400   King Pharmaceuticals, Inc. *                                     651
  842,901   Merck & Co., Inc.                                             31,027
   88,293   Mylan, Inc. (g)*                                               1,661
2,196,115   Pfizer, Inc.(f)                                               37,707
   28,800   Watson Pharmaceuticals, Inc. *                                 1,219
                                                                      ----------
                                                                         171,820
                                                                      ----------
            Total Health Care                                            329,362
                                                                      ----------
            INDUSTRIALS (10.7%)
            -------------------
            AEROSPACE & DEFENSE (2.7%)
  200,755   Boeing Co.                                                    13,358
  103,375   General Dynamics Corp.                                         6,493
   34,492   Goodrich Corp.                                                 2,543
  211,702   Honeywell International, Inc.                                  9,302
   50,567   ITT Corp.                                                      2,368
   32,230   L-3 Communications Holdings, Inc.                              2,329
   82,223   Lockheed Martin Corp.                                          5,861
   80,825   Northrop Grumman Corp.                                         4,900
   38,300   Precision Castparts Corp.                                      4,878
  101,869   Raytheon Co.                                                   4,657
   42,393   Rockwell Collins, Inc.                                         2,469
  253,370   United Technologies Corp.                                     18,048
                                                                      ----------
                                                                          77,206
                                                                      ----------
            AIR FREIGHT & LOGISTICS (1.1%)
   44,206   C.H. Robinson Worldwide, Inc.                                  3,091
   56,326   Expeditors International of Washington, Inc.                   2,604
   87,181   FedEx Corp.                                                    7,454
  271,575   United Parcel Service, Inc. "B"                               18,111
                                                                      ----------
                                                                          31,260
                                                                      ----------
            AIRLINES (0.1%)
  199,600   Southwest Airlines Co.                                         2,609
                                                                      ----------
            BUILDING PRODUCTS (0.0%)
  100,000   Masco Corp.                                                    1,101
                                                                      ----------
            COMMERCIAL PRINTING (0.0%)
   56,900   R.R. Donnelley & Sons Co.                                        965
                                                                      ----------
            CONSTRUCTION & ENGINEERING (0.2%)
   49,400   Fluor Corp.                                                    2,447
   33,000   Jacobs Engineering Group, Inc. *                               1,277
   55,893   Quanta Services, Inc. *                                        1,066
                                                                      ----------
                                                                           4,790
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
  171,534   Caterpillar, Inc.                                             13,496
   53,948   Cummins, Inc.                                                  4,887
  115,720   Deere & Co.                                                    8,075
  100,183   PACCAR, Inc.                                                   4,824
                                                                      ----------
                                                                          31,282
                                                                      ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
   36,500   Cintas Corp.                                                   1,005
   56,564   Iron Mountain, Inc.                                            1,264
                                                                      ----------
                                                                           2,269
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
  205,474   Emerson Electric Co.                                          10,820
   39,500   Rockwell Automation, Inc.                                      2,439
   24,978   Roper Industries, Inc.                                         1,628
                                                                      ----------
                                                                          14,887
                                                                      ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   85,191   Republic Services, Inc.                                        2,597
   23,000   Stericycle, Inc. *                                             1,598
  129,451   Waste Management, Inc.                                         4,627
                                                                      ----------
                                                                           8,822
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                           9

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
   37,517   Robert Half International, Inc.                           $      975
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (2.5%)
  194,662   3M Co.                                                        16,879
2,928,232   General Electric Co.                                          47,584
   71,800   Textron, Inc. (g)                                              1,476
  135,595   Tyco International Ltd.                                        4,981
                                                                      ----------
                                                                          70,920
                                                                      ----------
            INDUSTRIAL MACHINERY (0.9%)
  144,978   Danaher Corp.                                                  5,887
   50,600   Dover Corp.                                                    2,642
   45,300   Eaton Corp.                                                    3,737
   14,651   Flowserve Corp.                                                1,603
  137,831   Illinois Tool Works, Inc.                                      6,481
   33,036   Pall Corp.                                                     1,376
   44,830   Parker-Hannifin Corp.                                          3,141
   16,826   Snap-On, Inc.                                                    782
                                                                      ----------
                                                                          25,649
                                                                      ----------
            OFFICE SERVICES & SUPPLIES (0.1%)
   28,158   Avery Dennison Corp.                                           1,045
   57,200   Pitney Bowes, Inc.                                             1,223
                                                                      ----------
                                                                           2,268
                                                                      ----------
            RAILROADS (0.8%)
  103,867   CSX Corp.                                                      5,746
  100,441   Norfolk Southern Corp.                                         5,977
  136,348   Union Pacific Corp.                                           11,153
                                                                      ----------
                                                                          22,876
                                                                      ----------
            RESEARCH & CONSULTING SERVICES (0.1%)
   14,500   Dun & Bradstreet Corp.                                         1,075
   35,700   Equifax, Inc.                                                  1,114
                                                                      ----------
                                                                           2,189
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
   40,399   Fastenal Co. (g)                                               2,149
   16,794   W.W. Grainger, Inc.                                            2,000
                                                                      ----------
                                                                           4,149
                                                                      ----------
            TRUCKING (0.0%)
   15,500   Ryder System, Inc.                                               663
                                                                      ----------
            Total Industrials                                            304,880
                                                                      ----------
            INFORMATION TECHNOLOGY (18.6%)
            ------------------------------
            APPLICATION SOFTWARE (0.6%)
  144,413   Adobe Systems, Inc. *                                          3,776
   61,900   Autodesk, Inc. *                                               1,979
   51,021   Citrix Systems, Inc. *                                         3,482
   57,718   Compuware Corp. *                                                492
   77,353   Intuit, Inc. *                                                 3,389
   32,047   salesforce.com, Inc. *                                         3,583
                                                                      ----------
                                                                          16,701
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (2.3%)
1,561,196   Cisco Systems, Inc. *                                         34,190
   35,100   Harris Corp.                                                   1,555
   59,625   JDS Uniphase Corp. *                                             739
  142,199   Juniper Networks, Inc. *                                       4,316
  643,544   Motorola, Inc. *                                               5,489
  439,198   QUALCOMM, Inc.                                                19,817
  109,604   Tellabs, Inc.                                                    816
                                                                      ----------
                                                                          66,922
                                                                      ----------
            COMPUTER HARDWARE (3.6%)
  249,949   Apple, Inc. (f)*                                              70,923
  466,085   Dell, Inc. *                                                   6,041
  620,659   Hewlett-Packard Co.                                           26,111
                                                                      ----------
                                                                         103,075
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                          10

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
            COMPUTER STORAGE & PERIPHERALS (0.8%)
  561,265   EMC Corp. (g)*                                            $   11,399
   21,600   Lexmark International, Inc. "A" *                                964
   97,732   NetApp, Inc. *                                                 4,866
   32,900   QLogic Corp. *                                                   580
   63,000   SanDisk Corp. *                                                2,309
   61,100   Western Digital Corp. *                                        1,735
                                                                      ----------
                                                                          21,853
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
  134,104   Automatic Data Processing, Inc.                                5,636
   42,338   Computer Sciences Corp.                                        1,948
   69,862   Fidelity National Information Services, Inc.                   1,895
   41,951   Fiserv, Inc. *                                                 2,258
   26,368   MasterCard, Inc. "A"                                           5,907
   89,524   Paychex, Inc.                                                  2,461
   50,155   Total System Services, Inc.                                      764
  136,034   Visa, Inc. "A"                                                10,102
  180,916   Western Union Co.                                              3,197
                                                                      ----------
                                                                          34,168
                                                                      ----------
            ELECTRONIC COMPONENTS (0.4%)
   47,572   Amphenol Corp. "A"                                             2,330
  429,484   Corning, Inc.                                                  7,851
                                                                      ----------
                                                                          10,181
                                                                      ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   95,566   Agilent Technologies, Inc. *                                   3,189
   44,459   FLIR Systems, Inc. *                                           1,143
                                                                      ----------
                                                                           4,332
                                                                      ----------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
   51,500   Jabil Circuit, Inc.                                              742
   36,800   Molex, Inc.                                                      770
                                                                      ----------
                                                                           1,512
                                                                      ----------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
   88,216   Electronic Arts, Inc. *                                        1,449
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (1.9%)
   49,748   Akamai Technologies, Inc. *                                    2,496
  317,682   eBay, Inc. *                                                   7,751
   68,009   Google, Inc. "A" *                                            35,759
   32,200   Monster Worldwide, Inc. *                                        417
   48,786   VeriSign, Inc. *                                               1,549
  368,693   Yahoo!, Inc. (g)*                                              5,224
                                                                      ----------
                                                                          53,196
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (1.9%)
   82,208   Cognizant Technology Solutions Corp. "A" *                     5,300
  344,890   International Business Machines Corp.                         46,264
   80,809   SAIC, Inc. *                                                   1,291
   43,353   Teradata Corp. *                                               1,672
                                                                      ----------
                                                                          54,527
                                                                      ----------
            OFFICE ELECTRONICS (0.1%)
  380,992   Xerox Corp.                                                    3,943
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.3%)
  371,303   Applied Materials, Inc.                                        4,337
   46,400   KLA-Tencor Corp.                                               1,635
   60,700   MEMC Electronic Materials, Inc. *                                723
   22,211   Novellus Systems, Inc. *                                         590
   53,300   Teradyne, Inc. (g)*                                              594
                                                                      ----------
                                                                           7,879
                                                                      ----------
            SEMICONDUCTORS (2.1%)
  146,927   Advanced Micro Devices, Inc. *                                 1,045
   83,641   Altera Corp.                                                   2,523
   83,202   Analog Devices, Inc.                                           2,611
  123,103   Broadcom Corp. "A"                                             4,357
   14,915   First Solar, Inc. (g)*                                         2,198
1,521,665   Intel Corp.                                                   29,262
   62,074   Linear Technology Corp.                                        1,907
  171,098   LSI Corp. *                                                      780
   51,100   Microchip Technology, Inc. (g)                                 1,607

PORTFOLIO OF INVESTMENTS (continued)                                          11

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
  225,861   Micron Technology, Inc. *                                 $    1,628
   63,330   National Semiconductor Corp.                                     809
  161,028   NVIDIA Corp. (g)*                                              1,881
  327,802   Texas Instruments, Inc.                                        8,896
   71,527   Xilinx, Inc.                                                   1,903
                                                                      ----------
                                                                          61,407
                                                                      ----------
            SYSTEMS SOFTWARE (3.2%)
   47,160   BMC Software, Inc. *                                           1,909
  107,022   CA, Inc.                                                       2,260
   41,900   McAfee, Inc. *                                                 1,980
2,084,148   Microsoft Corp. (f)                                           51,041
   87,600   Novell, Inc. *                                                   523
1,058,940   Oracle Corp.                                                  28,433
   52,304   Red Hat, Inc. *                                                2,144
  220,370   Symantec Corp. *                                               3,343
                                                                      ----------
                                                                          91,633
                                                                      ----------
            Total Information Technology                                 532,778
                                                                      ----------
            MATERIALS (3.5%)
            ----------------
            ALUMINUM (0.1%)
  273,495   Alcoa, Inc.                                                    3,312
                                                                      ----------
            CONSTRUCTION MATERIALS (0.1%)
   34,973   Vulcan Materials Co. (g)                                       1,291
                                                                      ----------
            DIVERSIFIED CHEMICALS (0.9%)
  316,412   Dow Chemical Co.                                               8,689
  248,750   E.I. du Pont de Nemours & Co.                                 11,099
   20,600   Eastman Chemical Co.                                           1,524
   20,100   FMC Corp.                                                      1,375
   43,977   PPG Industries, Inc.                                           3,202
                                                                      ----------
                                                                          25,889
                                                                      ----------
            DIVERSIFIED METALS & MINING (0.4%)
  127,870   Freeport-McMoRan Copper & Gold, Inc.                          10,919
   22,800   Titanium Metals Corp. *                                          455
                                                                      ----------
                                                                          11,374
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
   20,253   CF Industries Holdings, Inc.                                   1,934
  147,248   Monsanto Co.                                                   7,058
                                                                      ----------
                                                                           8,992
                                                                      ----------
            GOLD (0.3%)
  135,281   Newmont Mining Corp.                                           8,497
                                                                      ----------
            INDUSTRIAL GASES (0.5%)
   58,744   Air Products & Chemicals, Inc.                                 4,865
   20,376   Airgas, Inc.                                                   1,385
   82,706   Praxair, Inc.                                                  7,465
                                                                      ----------
                                                                          13,715
                                                                      ----------
            METAL & GLASS CONTAINERS (0.1%)
   26,127   Ball Corp.                                                     1,537
   45,800   Owens-Illinois, Inc. *                                         1,285
   39,045   Pactiv Corp. *                                                 1,288
                                                                      ----------
                                                                           4,110
                                                                      ----------
            PAPER PACKAGING (0.1%)
   30,166   Bemis Co., Inc.                                                  958
   42,700   Sealed Air Corp.                                                 960
                                                                      ----------
                                                                           1,918
                                                                      ----------
            PAPER PRODUCTS (0.1%)
  122,613   International Paper Co.                                        2,667
   46,411   MeadWestvaco Corp.                                             1,131
                                                                      ----------
                                                                           3,798
                                                                      ----------
            SPECIALTY CHEMICALS (0.3%)
   65,120   Ecolab, Inc.                                                   3,304
   21,200   International Flavors & Fragrances, Inc.                       1,029
   25,498   Sherwin-Williams Co.                                           1,916
   32,071   Sigma-Aldrich Corp.                                            1,936
                                                                      ----------
                                                                           8,185
                                                                      ----------

PORTFOLIO OF INVESTMENTS (continued)                                          12

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
---------   --------                                                  ----------
            STEEL (0.3%)
   29,699   AK Steel Holding Corp.                                    $      410
   27,100   Allegheny Technologies, Inc.                                   1,259
   36,860   Cliffs Natural Resources, Inc.                                 2,356
   86,964   Nucor Corp.                                                    3,322
   38,056   United States Steel Corp. (g)                                  1,669
                                                                      ----------
                                                                           9,016
                                                                      ----------
            Total Materials                                              100,097
                                                                      ----------
            TELECOMMUNICATION SERVICES (3.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
1,618,907   AT&T, Inc. (f)                                                46,301
   82,114   CenturyLink, Inc.                                              3,240
  267,349   Frontier Communications Corp. (g)                              2,184
  475,694   Qwest Communications International, Inc.                       2,983
  771,330   Verizon Communications, Inc.                                  25,138
  132,654   Windstream Corp.                                               1,630
                                                                      ----------
                                                                          81,476
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
  108,495   American Tower Corp. "A" *                                     5,561
   70,100   MetroPCS Communications, Inc. *                                  733
  824,954   Sprint Nextel Corp. *                                          3,820
                                                                      ----------
                                                                          10,114
                                                                      ----------
            Total Telecommunication Services                              91,590
                                                                      ----------
            UTILITIES (3.6%)
            ----------------
            ELECTRIC UTILITIES (1.7%)
   44,946   Allegheny Energy, Inc.                                         1,102
  130,687   American Electric Power Co., Inc.                              4,735
   88,216   Edison International                                           3,034
   51,654   Entergy Corp.                                                  3,953
  179,675   Exelon Corp.                                                   7,651
   83,509   FirstEnergy Corp.                                              3,218
  114,701   NextEra Energy, Inc.                                           6,239
   47,702   Northeast Utilities                                            1,410
   64,409   Pepco Holdings, Inc.                                           1,198
   28,747   Pinnacle West Capital Corp.                                    1,186
  133,631   PPL Corp.                                                      3,639
   79,876   Progress Energy, Inc.                                          3,548
  228,362   Southern Co.                                                   8,504
                                                                      ----------
                                                                          49,417
                                                                      ----------
            GAS UTILITIES (0.1%)
   13,517   Nicor, Inc.                                                      619
   28,490   ONEOK, Inc.                                                    1,283
                                                                      ----------
                                                                           1,902
                                                                      ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
  181,500   AES Corp. *                                                    2,060
   55,775   Constellation Energy Group, Inc.                               1,798
   69,388   NRG Energy, Inc. *                                             1,445
                                                                      ----------
                                                                           5,303
                                                                      ----------
            MULTI-UTILITIES (1.6%)
   65,129   Ameren Corp.                                                   1,850
  120,667   CenterPoint Energy, Inc.                                       1,897
   59,302   CMS Energy Corp. (g)                                           1,068
   79,094   Consolidated Edison, Inc.                                      3,814
  161,963   Dominion Resources, Inc.                                       7,071
   45,832   DTE Energy Co.                                                 2,105
  362,738   Duke Energy Corp.                                              6,424
   22,550   Integrys Energy Group, Inc.                                    1,174
   73,559   NiSource, Inc.                                                 1,280
  105,853   PG&E Corp.                                                     4,808
  137,146   Public Service Enterprise Group, Inc. (g)                      4,537
   29,384   SCANA Corp.                                                    1,185
   69,455   Sempra Energy                                                  3,737
   60,290   TECO Energy, Inc.                                              1,044
   31,500   Wisconsin Energy Corp.                                         1,821

PORTFOLIO OF INVESTMENTS (continued)                                          13
USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                                                      MARKET
 NUMBER                                                                                                VALUE
 OF SHARES  SECURITY                                                                                   (000)
----------  --------                                                                              ----------
   125,786  Xcel Energy, Inc.                                                                          2,889
                                                                                                  ----------
                                                                                                      46,704
                                                                                                  ----------
            Total Utilities                                                                          103,326
                                                                                                  ----------
            Total Common Stocks (cost: $2,654,433)                                                 2,827,947
                                                                                                  ----------
            MONEY MARKET INSTRUMENTS (1.1%)

            MONEY MARKET FUND (0.9%)
            ------------------------
24,484,238  Northern Institutional Funds - Diversified Assets Portfolio, 0.04% (a),(d)                24,484
                                                                                                  ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
            U.S. TREASURY BILLS (0.2%)
            --------------------------
 $   7,185  0.20%, 11/18/2010 (b),(e)                                                                  7,183
                                                                                                  ----------
            Total Money Market Instruments (cost: $31,667)                                            31,667
                                                                                                  ----------

    NUMBER
 OF SHARES
----------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.9%)

            MONEY MARKET FUNDS (0.7%)
   184,030  AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.23% (a)                             184
 2,316,998  BlackRock Liquidity Funds TempFund, 0.23% (a)                                              2,317
17,608,625  Fidelity Institutional Money Market Portfolio, 0.25% (a)                                  17,609
                                                                                                  ----------
            Total Money Market Funds                                                                  20,110
                                                                                                  ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
            REPURCHASE AGREEMENTS (0.2%)
 $   5,919  Credit Suisse First Boston LLC, 0.24%, acquired on 9/30/2010 and due
            10/01/2010 at $5,919 (collateralized by $5,985 of Fannie Mae (h), 1.43%, due
            2/03/2014; market value $6,040)                                                            5,919
         6  Deutsche Bank Securities, Inc., 0.24%, acquired on 9/30/2010 and due
            10/01/2010 at $6 (collateralized by $7 of Fannie Mae (h), 0.85%, due 8/17/2012;
            market value $7)                                                                               6
                                                                                                  ----------
            Total Repurchase Agreements                                                                5,925
                                                                                                  ----------
            Total Short-Term Investments Purchased With Cash Collateral From Securities
            Loaned (cost: $26,035)                                                                    26,035
                                                                                                  ----------

            TOTAL INVESTMENTS (COST: $2,712,135)                                                  $2,885,649
                                                                                                  ==========

PORTFOLIO OF INVESTMENTS (continued)                                          14

USAA S&P 500 INDEX FUND
September 30, 2010 (unaudited)

                                                                   VALUATION HIERARCHY
                                                      (LEVEL 1)
                                                    Quoted Prices       (LEVEL 2)
                                                      in Active           Other           (LEVEL 3)
                                                       Markets         Significant       Significant
                                                    for Identical       Observable      Unobservable
                                                       Assets             Inputs           Inputs             Total
-----------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                     $   2,827,947      $           -    $           -     $   2,827,947
Money Market Instruments:
  Money Market Fund                                        24,484                  -                -            24,484
  U.S. Treasury Bills                                           -              7,183                -             7,183
Short-Term Investments Purchased
with Cash Collateral from Securities
Loaned:
  Money Market Fund                                        20,110                  -                -            20,110
  Repurchase Agreements                                         -              5,925                -             5,925
Other financial instruments*                                1,118                                   -             1,118
-----------------------------------------------------------------------------------------------------------------------
Total                                               $   2,873,659      $      13,108    $           -     $   2,886,767
-----------------------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period ended September 30, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these

================================================================================

15 | USAA S&P 500 Index Fund

================================================================================

securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, and U.S. Treasury bills valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of September 30, 2010, was approximately $25,081,000. This amount excludes $1,328,000 of securities on loan which were sold prior to September 30, 2010.

F. As of September 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2010, were $712,014,000 and $538,500,000, respectively, resulting in net unrealized appreciation of $173,514,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,862,490,000 at September 30, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

17  | USAA S&P 500 Index Fund

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT - Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2010.

(b) Rate represents an annualized yield at time of purchase, not a coupon rate.

(c) Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
(NTI), which is the subadviser of the Fund.

(d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e) Security with a value of $7,183,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2010, as shown in the following table:

                                                                           VALUE AT             UNREALIZED
TYPE OF FUTURE           EXPIRATION             CONTRACTS    POSITION      SEPTEMBER 30, 2010   APPRECIATION
-------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures    December 16, 2010         122         Long        $34,669,000          $1,118,000

(g) The security or a portion thereof was out on loan as of September 30, 2010.

(h) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

*   Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  18





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    11/29/10
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    11/29/10
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    11/29/10
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.